Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses
Consulting (Note 9)	$ 120,801	$ 405,138	$ 219,743
Investor relations and promotion (Note 9)	851,614	157,983	267,376
Listing fee	54,184	0	0
Management and director fees (Note 9)	754,542	381,819	375,264
Office and miscellaneous	267,690	87,866	33,681
Property investigation costs	0	4,399	0
Professional fees	1,178,691	1,576,974	443,264
Share-based payments (Notes 8 and 9)	910,700	815,428	2,482,219
Transfer agent and filing fees	290,042	75,446	85,914
Travel	70,379	31,466	53,806
Loss before other items	(4,498,643)	(3,536,519)	(3,961,267)
Finance income on sublease	1,314	8,879	16,290
Foreign exchange loss	(35,996)	(29,423)	(5,734)
Change in fair value of derivatives (Note 8)	166,651	0	0
Gain on forgiveness of debt (Notes 5 and 7)	10,000	184,813	(93,658)
Gain on sublease	2,962	5,925	5,925
Gain on sale of property (Note 4)	0	3,500,000	0
Gain (loss) on long-term investment	671	(5,100)	0
Interest expense (Note 6)	(126,606)	(104,031)	(112,478)
Recovery of flow-through premium liability (Note 8)	8,477	977,534	0
Write-off of prepaid expenses	(1,000)	(48,000)	0
Write-off of short-term loans payable (Note 8)	0	2,500	0
Net (Loss) Income and Comprehensive (Loss) Income for the Year	$ (4,472,170)	$ 956,578	$ (4,150,922)
Basic (loss) earnings per common share (in CAD per share)	$ (0.99)	$ 0.25	$ (1.27)
Diluted (loss) earnings per common share (in CAD per share)	$ (0.99)	$ 0.24	$ (1.27)
Weighted average number of common shares outstanding - Basic (in shares)	4,518,348	3,836,323	3,276,627
Weighted average number of common shares outstanding - Diluted (in shares)	4,518,348	3,932,686	3,276,627
Share options 1 [member]
Expenses
Dilutive effect (in shares)	0	85,182	0
Dilutive warrants [member]
Expenses
Dilutive effect (in shares)	0	11,181	0